VOYAGE REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
VOYAGE REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2024 and June 30, 2023:

All amounts in USD ‘000	2024	2023
Spot Charter Revenues	155,014	196,803
Time Charter Revenues	38,082	23,731
Total Voyage Revenues	193,096	220,534

Future Minimum Revenues
The future minimum revenues as of June 30, 2024, related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2024	24,787
2025	17,155
2026	17,155
2027	17,155
2028	7,405
Thereafter	-
Future minimum revenues	83,657